Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Schedule of Provisions

Provisions disclosed in liabilities as of December 31, 2021 and 2020 present the following detail:

	As of December 31,
	2021	2020
	MCh$	MCh$
Provisions for personnel salaries and expenses	116,274	90,739
Provisions for mandatory dividends	83,342	—
Provisions for contingent loans risk	30,589	39,775
Provisions for contingencies	5,142	4,576
Totals	235,347	135,090

Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9

b)    Movements in provisions for contingent loans risk, for the year ended December 31, 2021 are as follows:

	Provisions for contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	18,587	12,179	9,009	39,775
Changes in provisions
- Transfers to stage 1	2,689	(2,663)	(26)	—
- Transfers to stage 2	(697)	727	(30)	—
- Transfers to stage 3	(46)	(1,336)	1,382	—
- Increases due to change in credit risk	2,615	2,611	5,029	10,255
- Decreases due to change in credit risk	(8,517)	(5,453)	(208)	(14,178)
- Charge-offs	(15)	(43)	(6)	(64)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	7,743	1,592	908	10,243
Financial assets that have been derecognized	(4,915)	(2,266)	(8,382)	(15,563)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	92	24	5	121
Ending balances as of December 31, 2021	17,536	5,372	7,681	30,589

Note 21 – Provisions, continued

Movements in provisions for contingent loans risk, for the year ended December 31, 2020 are as follows:

	Provisions for contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	13,889	14,172	6,210	34,271
Changes in provisions
- Transfers to stage 1	574	(549)	(25)	—
- Transfers to stage 2	(1,991)	2,037	(45)	1
- Transfers to stage 3	(73)	(112)	185	—
- Increases due to change in credit risk	3,554	4,347	724	8,625
- Decreases due to change in credit risk	(3,475)	(6,466)	(205)	(10,146)
- Charge-offs	(14)	(28)	(6)	(48)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	6,365	1,780	7,357	15,502
Financial assets that have been derecognized	(4,633)	(1,282)	(5,410)	(11,325)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	4,391	(1,720)	224	2,895
Ending balances as of December 31, 2020	18,587	12,179	9,009	39,775

Schedule of Provision Balance Changes

	Provisions for personnel	Provision for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(i)	(ii)		(iii)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	90,739	—	39,775	4,576	135,090
Provisions applied	(46,062)	—	—	(162)	(46,224)
Provisions established	170,962	83,342	20,498	(2,931)	271,871
Provisions released	(96,264)	—	(29,805)	3,665	(122,404)
Exchange differences	(3,101)	—	121	(6)	(2,986)
Ending balances as of December 31, 2021	116,274	83,342	30,589	5,142	235,347

	Provisions for personnel	Provisions for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(i)	(ii)		(iii)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	102,877	38,120	34,271	2,559	177,827
Provisions applied	(55,487)	(38,120)	—	(85)	(93,692)
Provisions established	133,055	—	16,366	4,593	154,014
Provisions released	(85,078)	—	(10,861)	(2,016)	(97,955)
Exchange differences	(4,628)	—	(1)	(475)	(5,104)
Ending balances as of December 31, 2020	90,739	—	39,775	4,576	135,090
(i)	Employee benefits and staff salaries are recorded in “Personnel salaries and expenses.”
(ii)	Mandatory dividends is recorded in the Consolidated Statement of Financial Position in equity, against “Provision for mandatory dividends.”

Note 21 – Provisions, continued

(iii)	The provisions for contingencies (established) or released are included in Other operating (expenses)/income, depending on whether they are debit or a credit.

Schedule of Provisions for Payroll and Employee Benefits

d)    Provisions for payroll and employee benefits

		As of December 31,
		2021	2020
		MCh$	MCh$
Provision for long-term termination benefits	(e.1)	9,061	9,300
Provision for pension plan	(e.2)	26,889	31,531
Provision for retroactive unemployment plan	(e.3)	297	296
Provision for retirements bonus plan	(e.4)	670	689
Provision for compensation due to years of service (short term)		1,034	716
Provision for other employee benefits	(*)	58,903	31,000
Vacation accrual	(**)	19,420	17,207
Totals		116,274	90,739

(*)    Short-term benefits

(**)  Includes provision for performance compensations, holiday benefits, year-end bonuses and other similar employee compensation.

Schedule of Defined Benefit Obligation and the Amounts Recognized in the Statement of Income

The movements of the present value of the obligation for this type of benefit and the amounts recognized in the Consolidated Statements of Income are determined using the projected credit unit method and it consist of the following:

	2021	2020
	MCh$	MCh$
Opening balances as of January 1,	9,300	9,814
Net cost of benefits (*)	656	1,191
Payments	(1,006)	(820)
Provisions recorded	—	—
Exchange differences	111	(885)
Ending balances as of December 31,	9,061	9,300

(*)    Detail of net cost of benefit is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Current services cost	209	681
Interest expense on obligation	447	510
Total	656	1,191

Schedule of Summary Effects in Other Comprehensive Income

The effect on Other Comprehensive Income is summarized as follows:

		For the years ended December 31,
		2021	2020	2019
		MCh$	MCh$	MCh$
Pension plan	(e.2)	(3,389)	885	(4,512)
Retroactive unemployment plan	(e.3)	(36)	(29)	113
Retirement bonus plan	(e.4)	(97)	33	(33)
Total recognition of obligations for defined benefits		(3,522)	889	(4,432)

Schedule of future payments

The following is a detail of future payments for the year 2021 and 2020:

	Long-term		Retroactive	Retirement
	termination		unemployment	benefit
2021	benefits	Pension plan	plan	plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2022	1,178	2,465	105	102
Fiscal year 2023	1,154	2,427	72	50
Fiscal year 2024	880	2,410	32	37
Fiscal year 2025	841	2,386	15	39
Fiscal year 2026 - 2030	1,016	2,353	1	37
Fiscal year 2027 - 2031	4,883	11,085	90	227

	Long-term		Retroactive
	termination		unemployment	Retirement
2020	benefits	Pension plan	plan	benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2021	953	2,614	65	72
Fiscal year 2022	1,105	2,471	56	42
Fiscal year 2023	1,105	2,410	66	48
Fiscal year 2024	877	2,388	29	38
Fiscal year 2025	786	2,360	15	40
Fiscal year 2026-2030 (combined)	4,612	11,161	43	197

Long-term employee benefits [member]
Disclosure of defined benefit plans [line items]
Summary of Economic Assumptions	The economic assumptions are summarized as follows:

	As of December 31,
	2021	2020
	%	%
Summary of economic assumptions
Discount rate	7.00	5.00
Expected rate of salary increase	7.70	4.50

Pension plan [member]
Disclosure of defined benefit plans [line items]
Summary of Economic Assumptions	The summary of the economic assumptions is as follows:

	As of December 31,
	2021	2020
	%	%
Assumptions
Discount rate	7.50	4.25
Expected rate of salary increases	5.20	3.00
Inflation rate	5.20	3.00

Schedule of movements of plan balances

Note 21 – Provisions, continued

The detail of Pension plan balances movements is as follows:

	2021	2020
	MCh$	MCh$
Opening balances as of January 1,	31,531	35,166
Interest expense on obligation	1,606	1,911
Payments	(3,238)	(3,260)
Actuarial losses (gains)	(3,389)	885
Exchange differences	379	(3,171)
Ending balances as of December 31,	26,889	31,531

Retroactive unemployment plan [member]
Disclosure of defined benefit plans [line items]
Summary of Economic Assumptions	The economic assumptions are summarized as follows:

	As of December 31,
	2021	2020
	%	%
Assumptions
Discount rate	5.75	4.25
Expected rate of salary increases	7.70	4.50
Inflation rate	5.20	3.00

Schedule of movements of plan balances

The details of movements for this benefits during years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	MCh$	MCh$
Opening balances as of January 1,	296	334
Current services costs	109	87
Interest expense on obligations	11	15
Actuarial gains	(36)	(29)
Payments of benefits	(87)	(80)
Exchange differences	4	(31)
Ending balances as of December 31,	297	296

Retirements bonus plan [member]
Disclosure of defined benefit plans [line items]
Summary of Economic Assumptions

The economic assumptions are summarized as follows:

	As of December 31,
	2021	2020
	%	%
Summary of economic hypothesis
Discount rate(s)	7.50	5.50
Expected rate(s) of salary increase	7.20	4.00
Inflation rate	5.20	3.00

Schedule of movements of plan balances

The movements in amounts recognized for this benefit are as follows:

	2021	2020
	MCh$	MCh$
Opening balances as of January 1,	689	687
Current service costs	49	46
Interest expense on obligation	36	39
Actuarial (gains) losses	(97)	(13)
Payments of benefits	(17)	(7)
Exchange differences	10	(63)
Ending balances as of December 31,	670	689